13F-HR
		Form 13F Holdings Report


                        UNITED STATES
               SECURITIES AND EXCHANGE COMMISION
                   Washington, D.C.  20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31,2002

Check here if Amendment  [  ]; Amendment Number
This Amendment (Check only one.):[   ] is a restatement
				[   ]  adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		The Keller Group Investment Management, Inc.
Address: 	18300 Von Karman Avenue
		Suite  600
		Irvine, CA  92612-1051

13F File Number: 	28-05785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Gregory S. Bruce
Title:	Controller
Phone:	949-476-0300
Signature, Place, and Date of Signing:


Gregory S. Bruce		Irvine, California	      February 13, 2003

Report Type  (Check only one.):

[ X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total: 	52
Form 13F Information Table Value Total: 	$159,777

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group Inc               COM              02209s103      366     9042 SH       SOLE                     9042
Amgen Inc.                     COM              031162100      649    13420 SH       SOLE                    13420
AOL Time Warner                COM              00184a105      318    24291 SH       SOLE                    24291
ARV Assisted Living Inc        COM              00204c107       44    12000 SH       SOLE                    12000
Baxter International Conv 7%   PFD              071813406      200     4000 SH       SOLE                     4000
Baxter International Inc.      COM              071813109     3902   139347 SH       SOLE                   139347
Burlington Resources           COM              122014103     5729   134328 SH       SOLE                   134328
Cardinal Health Inc            COM              14149y108     5456    92178 SH       SOLE                    92178
Chevron Corp.                  COM              166751107      952    14326 SH       SOLE                    14326
Cisco Systems Inc.             COM              17275r102     5299   404521 SH       SOLE                   404521
Citigroup Inc                  COM              172967101     7052   200386 SH       SOLE                   200386
Comcast Corp Special Cl A      CL A SPL         20030n200     4018   177882 SH       SOLE                   177882
Commercial Capital Bancorp     COM              201621105      342    38553 SH       SOLE                    38553
Costco Companies Inc           COM              22160k105     4729   168542 SH       SOLE                   168542
EMC CORP/MASS                  COM              268648102       68    11055 SH       SOLE                    11055
Enterasys Networks Inc         COM              293637104       20    12531 SH       SOLE                    12531
Exxon Corp                     COM              30231g102      572    16380 SH       SOLE                    16380
Fannie Mae                     COM              313586109     5020    78037 SH       SOLE                    78037
First American Corp            COM              318522307      229    10314 SH       SOLE                    10314
Freddie Mac                    COM              313586109     6733   114022 SH       SOLE                   114022
General Dynamics Corp          COM              369550108     5560    70049 SH       SOLE                    70049
General Electric Company       COM              369604103     4475   183779 SH       SOLE                   183779
Goldman Sachs Group Inc        COM              38141g104     4621    67854 SH       SOLE                    67854
Home Depot Inc                 COM              437076102     5350   223297 SH       SOLE                   223297
Household International        COM              441815107     4041   145299 SH       SOLE                   145299
Int'l Business Machines Corp   COM              459200101      542     6995 SH       SOLE                     6995
Intel Corp.                    COM              458140100      298    19112 SH       SOLE                    19112
iShares MSCI EAFE Index Fund   MSCI EAFE        464287465      267     2694 SH       SOLE                     2694
JP Morgan Chase & Co           COM              46625h100      558    23258 SH       SOLE                    23258
Johnson & Johnson              COM              478160104      355     6616 SH       SOLE                     6616
Kroger Co                      COM              501044101     4765   308437 SH       SOLE                   308437
Liberty Media - A              CL A             530718105     5169   578155 SH       SOLE                   578155
McLeodUSA Inc Cl A             CL A             582266102        0    12300 SH       SOLE                    12300
Microsoft Corp.                COM              594918104     6909   133637 SH       SOLE                   133637
Monsanto Corp                  COM              61166w101      567    29463 SH       SOLE                    29463
Nextwave Telecom Inc Cl B      CL B             65332m103     1057   459667 SH       SOLE                   459667
Oracle Corp                    COM              68389x105      668    61830 SH       SOLE                    61830
Pepsico Inc                    COM              713448108     6129   145159 SH       SOLE                   145159
Pfizer Inc.                    COM              717081103     5316   173910 SH       SOLE                   173910
Pharmacia                      COM              71713u102     6725   160874 SH       SOLE                   160874
Qualcomm Inc                   COM              747525103    15621   429259 SH       SOLE                   429259
S&P Dep Receipts Trust Series  UNIT SER 1       78462f103     1845    20915 SH       SOLE                    20915
S B C Communications           COM              78387g103      310    11431 SH       SOLE                    11431
Sara Le Corp                   COM              803111103     6345   281888 SH       SOLE                   281888
Sprint PCS Group               PCS COM SER 1    852061506      114    25914 SH       SOLE                    25914
Sun Microsystems Inc.          COM              866810104      138    44374 SH       SOLE                    44374
Target Corporation             COM              239753106     5362   178739 SH       SOLE                   178739
Travelers Property Casualty B  CL B             89420g406      245    16711 SH       SOLE                    16711
Verizon Communications         COM              92343v104      207     5355 SH       SOLE                     5355
Walt Disney Co                 COM DISNEY       254687106     3866   237039 SH       SOLE                   237039
Washington Mutual Inc          COM              939322103     6131   177553 SH       SOLE                   177553
Waste Management Inc           COM              94106l109     4523   197358 SH       SOLE                   197358